Property on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2012
Future Minimum Lease Rentals

Future minimum lease rentals expected to be received from property on operating leases at March 31, 2012 are as follows:

Years ending March 31	Yen (millions)
2013	¥257,416
2014	168,689
2015	56,968
2016	2,653
2017	487

Total future minimum lease rentals	¥486,213